Statement of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 576	$ 503
Net income/(loss)	397	243
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(8)	6
Depreciation, depletion and amortization	189	192
Impairment of assets	0	1
Deferred taxation	102	69
Movement in non-hedge derivatives and bonds	(124)	(41)
Equity income in associates	(10)	(9)
Dividends received from associates	20	30
Other non cash items	16	4
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	22	7
Effect of changes in operating working capital items:
Receivables	(56)	(66)
Inventories	(23)	1
Accounts payable and other current liabilities	51	66
Net cash (used)/generated in investing activities	(381)	(269)
Available for sale investments acquired	0	(3)
Held to maturity investments acquired	(39)	(28)
Contributions to associates and equity accounted joint ventures	(45)	(24)
Interest capitalized and paid	(2)	0
Loans advanced to associates and equity accounted joint ventures	(15)	0
Additions to property, plant and equipment	(312)	(234)
Expenditure on intangible assets	(7)	0
Proceeds on sale of mining assets	1	2
Proceeds on sale of investments	56	15
Proceeds on sale of available for sale investments	0	1
Proceeds on redemption of held to maturity investments	36	14
Proceeds on disposal of equity accounted joint ventures	20	0
Proceeds on disposal of subsidiary	0	9
Cash of subsidiary disposed	0	(11)
Change in restricted cash	(18)	5
Net cash generated/(used) by financing activities	(113)	(194)
Repayments of debt	(4)	(152)
Issuance of stock	0	1
Debt issue costs	(8)	0
Dividends paid to common stockholders	(101)	(43)
Net increase/(decrease) in cash and cash equivalents	82	40
Effect of exchange rate changes on cash	22	(7)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - March 31,	1,216	619
Cash and cash equivalents - January 1, 2011	$ 1,112